Organization and description of business (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2019	Dec. 23, 2019	Dec. 31, 2018	May 17, 2018	Dec. 31, 2017
Cash		$ 0		$ 5		$ 25
Consideration			$ 64,341
SGOCO Shenzhen [Member]
Cash	$ 1
Accounts receivable	(5)
Accounts payable, trade	(240)
Other receivables and prepayments	1
Other payables and accrued liabilities	(21)
Net assets as of May 31, 2018 (date of disposal)	(264)
Consideration	1				$ 1
Gain on disposal of a subsidiary	$ (263)